Provisions - Main Actuarial Assumptions Used in Valuing Defined Benefit Plans (Details) - Telefónica Spain - Foreign defined benefit plans	Dec. 31, 2017	Dec. 31, 2016
Survival
Disclosure of defined benefit plans [line items]
Discount rate	1.45%	1.26%
Survival | Minimum
Disclosure of defined benefit plans [line items]
Expected rate of salary increase	0.00%	0.00%
Survival | Maximum
Disclosure of defined benefit plans [line items]
Expected rate of salary increase	0.50%	0.50%
ITP
Disclosure of defined benefit plans [line items]
Discount rate	1.37%	1.16%